Related Party Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 — Related Party Transactions

Roivant Sciences Inc. (“RSI”) and RSG Services Agreements

In addition to the agreements discussed in Note 4, in August 2018, the Company entered into services agreements (the “Services Agreements”) with RSI and RSG, under which RSI and RSG agreed to provide services related to development, administrative and financial activities to the Company during its formative period. Under each Services Agreement, the Company will pay or reimburse RSI or RSG, as applicable, for any expenses it, or third parties acting on its behalf, incurs for the Company. For any general and administrative and research and development activities performed by RSI or RSG employees, RSI or RSG, as applicable, will charge back the employee compensation expense plus a pre-determined mark-up. RSI and RSG also provided such services prior to the formalization of the Services Agreements, and such costs have been recognized by the Company in the period in which the services were rendered. Employee compensation expense, inclusive of base salary and fringe benefits, is determined based upon the relative percentage of time utilized on Company matters. All other costs will be billed back at cost. The term of the Services Agreements will continue until terminated by the Company, RSI or RSG, as applicable, upon 90 days’ written notice.

For the three months ended June 30, 2020, the Company was charged $0.2 million by RSI, RSG and RSL of which $0.1 million and $0.1 million were treated as capital contributions and amounts due to RSL, respectively, in the accompanying unaudited condensed consolidated financial statements. For the three months ended June 30, 2019, the Company was charged $0.4 million by RSI, RSG, and RSL of which $0.3 million and $0.1 million were treated as capital contributions and amounts due to RSL, respectively, in the accompanying unaudited condensed consolidated financial statements.

RSL Promissory Note

In July 2019, the Company entered into an interest-free promissory note payable with RSL in the amount of $2.9 million (the “July Promissory Note”). The July Promissory Note has a 180-day term and was payable on demand upon the expiration of the term. In May 2020, the Company paid and settled the July Promissory Note with RSL. There are $0.3 million other payables due to RSL included in amounts due to RSL in the accompanying unaudited condensed consolidated balance sheets as of June 30, 2020.

RSL Information Sharing and Cooperation Agreement

In December 2018, the Company entered into an amended and restated information sharing and cooperation agreement (the “Cooperation Agreement”) with RSL. The Cooperation Agreement, among other things: (1) obligates the Company to deliver to RSL periodic financial statements and other information upon reasonable request and to comply with other specified financial reporting requirements; (2) requires the Company to supply certain material information to RSL to assist it in preparing any future SEC filings; and (3) requires the Company to implement and observe certain policies and procedures related to applicable laws and regulations. The Company has agreed to indemnify RSL and its affiliates and their respective officers, employees and directors against all losses arising out of, due to or in connection with RSL’s status as a stockholder under the Cooperation Agreement and the operations of or services provided by RSL or its affiliates or their respective officers, employees or directors to the Company or any of its subsidiaries, subject to certain limitations set forth in the Cooperation Agreement. No amounts have been paid or received under this agreement; however, the Company believes this agreement is material to its business and operations.

Subject to specified exceptions, the Cooperation Agreement will terminate upon the earlier of (1) the mutual written consent of the parties or (2) the later of when RSL no longer (a) is required by U.S. GAAP to consolidate the Company’s results of operations and financial position, account for its investment in the Company under the equity method of accounting or, by any rule of the SEC, include the Company’s separate financial statements in any filings it may make with the SEC and (b) has the right to elect directors constituting a majority of the Company’s board of directors.

RSI Subleases

See Note 10 for a discussion of the subleases the Company has entered into with RSI.

Note 6 — Related Party Transactions

In addition to the agreements discussed in Note 4, in August 2018, the Company entered into services agreement (the “Services Agreements”) with RSI and RSG, under which RSI and RSG agreed to provide services related to development, administrative and financial activities to the Company during its formative period. Under each Services Agreement, the Company will pay or reimburse RSI or RSG, as applicable, for any expenses it, or third parties acting on its behalf, incurs for the Company. For any general and administrative and research and development activities performed by RSI or RSG employees, RSI or RSG, as applicable, will charge back the employee compensation expense plus a pre-determined mark-up. RSI and RSG also provided such services prior to the formalization of the Services Agreements, and such costs have been recognized by the Company in the period in which the services were rendered. Employee compensation expense, inclusive of base salary and fringe benefits, is determined based upon the relative percentage of time utilized on Company matters. All other costs will be billed back at cost. The term of the Services Agreements will continue until terminated by the Company, RSI or RSG, as applicable, upon 90 days’ written notice. The combined and consolidated financial statements also include third-party expenses that have been paid by RSI, RSG and RSL since the inception of the Company. Total expense, inclusive of salary, fringe benefits and stock-based compensation, is proportionately allocated to the Company based upon the relative percentage of time utilized on the Company’s matters. For the year ended March 31, 2020, the Company was charged $1.4 million by RSI, RSG and RSL of which $1.2 million and $0.2 million were treated as capital contributions and amounts due to Roivant Sciences Ltd., respectively, in the accompanying combined and consolidated financial statements. For the year ended March 31, 2019, the Company was charged $2.3 million by RSI, RSG and RSL of which $2.2 million and $0.1 million were treated as capital contributions and amounts due to Roivant Sciences Ltd., respectively, in the accompanying combined and consolidated financial statements.

On June 11, 2019, the Company entered into an interest-free promissory note payable with RSL in the amount of $5.0 million (the “June Promissory Note”). The June Promissory Note was due and payable at the earlier of December 12, 2019 or upon demand by RSL. Subsequently, on August 7, 2019, the Company replaced the June Promissory Note and entered into a convertible promissory note with RSL in the amount of $5.0 million (the “RSL Convertible Promissory Note”) under the same terms as other convertible promissory notes entered into with RTW Master Fund, Ltd. and RTW Innovation Master Fund, Ltd. (the “RTW Entities”) (see Note 8). On September 26, 2019, $2.5 million principal amount of the RSL Convertible Promissory Note was prepaid and the accrued interest on such principal amount was forgiven, bringing the principal balance of the RSL Convertible Promissory Note to $2.5 million. Immediately prior to the closing of the Business Combination, the remaining $2.5 million principal balance of the RSL Convertible Promissory note was automatically converted into an aggregate of 511,178 ISL Shares, which were then exchanged for an aggregate of 250,000 shares of the Company’s common stock upon the closing of the Business Combination. In accordance with the terms of the RSL Convertible Promissory Note, all interest on the RSL Convertible Promissory Note was waived and canceled immediately prior to the closing of the Business Combination and recorded in additional paid-in capital upon conversion of the underlying note.

On July 17, 2019, the Company entered into an interest-free promissory note payable with RSL in the amount of $2.9 million (the “July Promissory Note”). The July Promissory Note has a 180-day term and is payable on demand upon the expiration of the term. The July Promissory Note along with $0.3 million other payables due to RSL are included in amounts due to Roivant Sciences Ltd. in the accompanying combined and consolidated balance sheets as of March 31, 2020. In May 2020, the Company paid and settled the July Promissory Note with RSL. See Note 12 – Subsequent Events for details related to the repayment of the July Promissory Note.

RSL Information Sharing and Cooperation Agreement

In December 2018, the Company entered into an amended and restated information sharing and cooperation agreement (the “Cooperation Agreement”) with RSL. The Cooperation Agreement, among other things: (1) obligates the Company to deliver to RSL periodic financial statements and other information upon reasonable request and to comply with other specified financial reporting requirements; (2) requires the Company to supply certain material information to RSL to assist it in preparing any future SEC filings; and (3) requires the Company to implement and observe certain policies and procedures related to applicable laws and regulations. The Company has agreed to indemnify RSL and its affiliates and their respective officers, employees and directors against all losses arising out of, due to or in connection with RSL’s status as a stockholder under the Cooperation Agreement and the operations of or services provided by RSL or its affiliates or their respective officers, employees or directors to the Company or any of its subsidiaries, subject to certain limitations set forth in the Cooperation Agreement. No amounts have been paid or received under this agreement; however, the Company believes this agreement is material to its business and operations.

Subject to specified exceptions, the Cooperation Agreement will terminate upon the earlier of (1) the mutual written consent of the parties or (2) the later of when RSL no longer (a) is required by U.S. GAAP to consolidate the Company’s results of operations and financial position, account for its investment in the Company under the equity method of accounting or, by any rule of the SEC, include the Company’s separate financial statements in any filings it may make with the SEC and (b) has the right to elect directors constituting a majority of the Company’s board of directors.